Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Variations in Tangible Assets
The following tables show the variations in tangible assets for the years ended December 31, 2023 and 2024:

Property, plant and equipment - Variations	As of 2022/12/31	Increase	Decrease	Translation	Reclassification	As of 2023/12/31
(in € thousands)				adjustments
Gross
Buildings on non-freehold land	10,921	427	—	—	19	11,367
Scientific equipment	6,467	207	(1,378)	—	—	5,295
Fittings	1,537	33	(7)	—	—	1,563
Vehicles	91	—	—	—	—	91
Computer equipment	1,500	150	(32)	—	(4)	1,613
Furniture	279	5	(9)	—	—	274
In progress	—	16	—	—	(16)	—
TOTAL - Gross	20,794	839	(1,426)	—	(3)	20,204
Accumulated depreciation
Buildings on non-freehold land	(3,934)	(1,127)	—	(3)	—	(5,064)
Scientific equipment	(5,481)	(296)	1,307	(5)	—	(4,471)
Fittings	(985)	(100)	2	—	—	(1,083)
Vehicles	(43)	(12)	—	—	—	(55)
Computer equipment	(1,365)	(91)	24	4	—	(1,421)
Furniture	(223)	(11)	5	1	—	(228)
In progress	—	—	—	—	—	—
TOTAL - Accumulated depreciation	(12,032)	(1,637)	1,338	(3)	—	(12,323)
Accumulated impairment
Buildings on non-freehold land	(455)	—	455	—	—	—
Scientific equipment	(59)	—	51	—	—	(9)
Fittings	(24)	—	24	—	—	—
Vehicles	—	—	—	—	—	—
Computer equipment	(10)	—	10	—	—	—
Furniture	(3)	—	3	—	—	—
In progress	—	—	—	—	—	—
TOTAL - Accumulated impairment	(552)	—	543	—	—	(9)
TOTAL - Net	8,210	(798)	455	(3)	(3)	7,872

Property, plant and equipment - Variations	As of	Increase	Decrease	Translation	Reclassification	As of
(in € thousands)	2023/12/31			adjustments		2024/12/31
Gross
Buildings on non-freehold land	11,367	322	—	—	(5)	11,684
Scientific equipment	5,295	961	(1,071)	—	—	5,186
Fittings	1,563	8	(11)	—	1	1,561
Vehicles	91	—	(1)	—	—	90
Computer equipment	1,613	160	(188)	—	8	1,594
Furniture	274	18	(38)	—	—	254
In progress	—	—	—	—	—	—
TOTAL - Gross	20,204	1,469	(1,308)	—	4	20,368
Accumulated depreciation
Buildings on non-freehold land	(5,064)	(1,193)	—	—	—	(6,256)
Scientific equipment	(4,471)	(310)	1,052	—	—	(3,729)
Fittings	(1,083)	(82)	5	(1)	—	(1,162)
Vehicles	(55)	(12)	1	—	—	(66)
Computer equipment	(1,421)	(111)	182	(7)	—	(1,357)
Furniture	(228)	(13)	38	—	—	(203)
In progress	—	—	—	—	—	—
TOTAL - Accumulated depreciation	(12,323)	(1,721)	1,278	(8)	—	(12,773)
Accumulated impairment
Buildings on non-freehold land	—	—	—	—	—	—
Scientific equipment	(9)	—	9	—	—	—
Fittings	—	—	—	—	—	—
Vehicles	—	—	—	—	—	—
Computer equipment	—	—	—	—	—	—
Furniture	—	—	—	—	—	—
In progress	—	—	—	—	—	—
TOTAL - Accumulated impairment	(9)	—	9	—	—	—
TOTAL - Net	7,872	(252)	(21)	(8)	4	7,595